STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2016	$ 88	$ 221,609	$ (175)	$ 74,694	$ 296,216
Balance, shares at Dec. 31, 2016	34,250,590
Cumulative effect adjustment resulting from adoption of new accounting pronouncements		376		13,184	13,560
Exercise of options and vested RSUs granted to employees	$ 3	2,621			2,624
Exercise of options and vested RSUs granted to employees, shares	1,024,298
Other comprehensive income (loss), net of tax			282		282
Share-based compensation		25,268			25,268
Net income				16,015	16,015
Balance at Dec. 31, 2017	$ 91	249,874	107	103,893	353,965
Balance, shares at Dec. 31, 2017	35,274,888
Cumulative effect adjustment resulting from adoption of new accounting pronouncements				12,749	12,749
Exercise of options and vested RSUs granted to employees	$ 4	18,035			18,039
Exercise of options and vested RSUs granted to employees, shares	1,563,635
Other comprehensive income (loss), net of tax			(1,046)		(1,046)
Share-based compensation		35,991			35,991
Net income				47,072	47,072
Balance at Dec. 31, 2018	$ 95	303,900	(939)	163,714	466,770
Balance, shares at Dec. 31, 2018	36,838,523
Exercise of options and vested RSUs granted to employees	$ 4	24,543			24,547
Exercise of options and vested RSUs granted to employees, shares	1,204,993
Equity component of convertible senior notes, net of tax		65,932			65,932
Purchase of capped calls		(53,648)			(53,648)
Other comprehensive income (loss), net of tax			1,757		1,757
Share-based compensation		55,710			55,710
Net income				63,064	63,064
Balance at Dec. 31, 2019	$ 99	$ 396,437	$ 818	$ 226,778	$ 624,132
Balance, shares at Dec. 31, 2019	38,043,516